SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share option activity
A summary of the share option activity for the years ended June 30, 2022 and 2023 is as shown below:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding, vested and exercisable at June 30, 2021	568,500	11.85	9.66	1,734
Forfeited	(12,250)	—	—	—

Outstanding, vested and exercisable at June 30, 2022	556,250	11.85	8.66	1,641
Forfeited	(525)	—	—	—

Outstanding, vested and exercisable at June 30, 2023	555,725	11.85	7.66	3,190

Schedule Of Fair Value Assumptions Related To Stock Options
The fair value of each option is estimated on the date of grant using the Binomial model by applying the assumptions below:

	Options Granted on November 16, 2020	Options Granted on March 17, 2021
Risk-free interest rate(i)	0.91%	1.62%
Expected dividend yield(ii)	2.21%	1.83%
Expected life (years)(iii)	10 Years	9.66 Years
Expected volatility(iv)	46.98%	47.35%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be a $0.15 dividend payout.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company and the Company’s comparable companies in the period equal to the expected life of each grant.

Schedule of summary of the restricted share activity
A summary of the restricted share activity for the year ended June 30, 2022 and 2023 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2021	1,320,337	11.85
Forfeited	(28,586)	11.85
Vested	(588,710)	11.85

Un-vested at June 30, 2022	703,041	11.85
Forfeited	(1,222)	11.85
Vested	(473,487)	11.85

Un-vested at June 30, 2023	228,332	11.85